February 17, 2010

VIA EDGAR SYSTEM

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Leuthold Funds, Inc.
File No. 333-164062
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Leuthold Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.       The form of Prospectus that would have been filed under paragraph (b) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to Form N-14 Registration Statement filed by the Company on January 29, 2010, which became effective that same day.  This is the most recent amendment to such registration statement.

2.       The text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 29, 2010.

Very truly yours,

LEUTHOLD FUNDS, INC.

By:	/s/ Roger A. Peters
Roger A. Peters Assistant Secretary